Related Party Transactions (Details) - USD ($)							1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 31, 2023	Feb. 21, 2023	May 31, 2022	Jan. 14, 2021	Oct. 19, 2020	May 29, 2020	May 29, 2020	Sep. 30, 2023	Aug. 31, 2023	Aug. 31, 2022	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 28, 2023	Mar. 30, 2021	Jan. 20, 2021	Oct. 14, 2020	Oct. 08, 2020	Sep. 19, 2019
Related Party Transaction [Line Items]
Aggregate price					$ 25,000
Dividend shares (in Shares)				0.2
Aggregate shares (in Shares)				6,900,000															6,900,000
Founder shares (in Shares)				900,000
Share percentage				20.00%
Forfeiture shares (in Shares)																			900,000
Common stock, per share (in Dollars per share)								$ 12			$ 12		$ 12
Sponsor amount				$ 10,000
Accrued expenses	$ 2,260,142							$ 90,000	$ 2,260,142		$ 90,000	$ 1,782,792	$ 120,000		$ 115,000
Administrative fees								30,000			90,000		120,000		115,000
Sponsor amount											3,043,323		651,799		135,836
Working capital								$ 1,500,000			$ 1,500,000		$ 1,500,000				$ 5,622,700
Warrant price per share (in Dollars per share)								$ 1			$ 1		$ 1
Principal amount	4,210,526								4,210,526							$ 5,263,158
Promissory note	$ 22,805,398								22,805,398			12,050,227
Investment percentage	10.00%
Accounts receivable, trade related parties	$ 3,700,000								3,700,000			3,500,000
Accounts payable, trade related parties	$ 2,600,000								2,600,000			2,900,000
Total revenues									62,868,284	$ 136,508,872
Professional fees									807,893	763,304
Amortization of debt discount														$ 776,515
Services fees								$ 30,000			$ 90,000
Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date							May 29, 2023
Unique Logistics International, Inc. [Member]
Related Party Transaction [Line Items]
Accrued expenses			$ 66,887									1,784,730		66,887
Principal amount												4,210,526
Debt, interest rate																				10.00%
Promissory note			608,333											608,333						$ 1,111,000
Accounts receivable, trade related parties			3,000,000									3,500,000		3,000,000
Accounts payable, trade related parties			15,200,000									2,900,000		15,200,000
Total revenues												325,618,492
Direct operating costs												0.000038		192,800,000
Professional fees												1,261,899
Amortization of debt discount			$ 285,048
Unique Logistics International, Inc. [Member] | Consulting Agreements [Member]
Related Party Transaction [Line Items]
Payment for consulting agreement						$ 500,000
Amortization of debt discount														282,666
Unique Logistics International, Inc. [Member] | Brio Financial Group [Member]
Related Party Transaction [Line Items]
Professional fees												40,000
Additional service fees												20,000
Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Principal amount		$ 10,300,000
Debt, interest rate																					10.00%
Promissory note																						$ 1,000,000
Unique Logistics International, Inc. [Member] | Promissory Note 8 [Member]
Related Party Transaction [Line Items]
Principal amount		$ 2,500,000										$ 2,500,000
Debt, interest rate		15.00%										15.00%
Debt instrument maturity date		Jun. 30, 2023										Jun. 30, 2023
Fair value of note		$ 2,500,000
Unique Logistics International, Inc. [Member] | Promissory Notes 9 [Member]
Related Party Transaction [Line Items]
Principal amount		$ 2,000,000										$ 2,000,000
Debt instrument maturity date		Feb. 21, 2024										Feb. 21, 2024
Unique Logistics International, Inc. [Member] | Promissory Note 3 [Member]
Related Party Transaction [Line Items]
Principal amount		$ 5,000,000										$ 4,250,000
Debt, interest rate		15.00%										15.00%
Debt instrument maturity date		Jun. 30, 2023										Jun. 30, 2023
Unique Logistics International, Inc. [Member] | Promissory Notes Four [Member]
Related Party Transaction [Line Items]
Principal amount		$ 1,000,000										$ 1,000,000
Debt instrument maturity date		Feb. 21, 2025										Feb. 21, 2025
Unique Logistics International, Inc. [Member] | Promissory Note 6 [Member]
Related Party Transaction [Line Items]
Principal amount		$ 2,000,000										$ 2,000,000
Debt, interest rate		15.00%
Debt instrument maturity date		Jun. 30, 2023										Jun. 30, 2023
Unique Logistics International, Inc. [Member] | Promissory Notes Seven [Member]
Related Party Transaction [Line Items]
Principal amount		$ 1,000,000										$ 1,000,000
Debt, interest rate												15.00%
Debt instrument maturity date		Jun. 30, 2023										Jun. 30, 2023
Unique Logistics International (H.K.) Limited [Member]
Related Party Transaction [Line Items]
Investment percentage	10.00%
Unique Logistics International, Inc. [Member] | Unique Logistics International, Inc. [Member]
Related Party Transaction [Line Items]
Investment percentage		10.00%
Related Party Loans [Member] | Working Capital Loans Warrant [Member]
Related Party Transaction [Line Items]
Working capital loans outstanding
Due to Frangipani Trade Services [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Principal amount		$ 500,000																$ 903,927
Debt, interest rate		35.00%																6.00%
Promissory note	$ 301,310								301,310
Due to Frangipani Trade Services [Member] | Unique Logistics International, Inc. [Member]
Related Party Transaction [Line Items]
Debt, interest rate																		6.00%
Debt, periodic payments									150,655			$ 150,655
Due to Frangipani Trade Services [Member] | Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Principal amount		$ 500,000																$ 903,927
Debt, interest rate		35.00%
Promissory note												301,309
Related Party [Member]
Related Party Transaction [Line Items]
Total revenues									1,800,000	700,000
Direct operating costs									1,600,000	25,800,000
Professional fees									$ 20,000	$ 40,000
Due to Employee One [Member] | Unique Logistics International, Inc. [Member]
Related Party Transaction [Line Items]
Debt, periodic payments						2,500
Promissory note						90,000	$ 90,000
Due to Employee Two [Member] | Unique Logistics International, Inc. [Member]
Related Party Transaction [Line Items]
Debt, periodic payments							5,556
Promissory note						$ 200,000	$ 200,000
Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor shares (in Shares)					5,750,000
Related Party [Member] | Unique Logistics International, Inc. [Member]
Related Party Transaction [Line Items]
Total revenues												$ 7.3		$ 3,900,000